LOANS - Summary of Portfolio Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 1,206,667,000	$ 1,515,200,000
Less allowance for loan losses	(63,455,000)	(85,788,000)
Net portfolio loans	1,143,212,000	1,429,412,000
Loan serviced for the benefit of others	56,600,000	75,500,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	756,970,000	893,644,000
Residential (including multi-family) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	253,693,000	325,730,000
Construction, Land Development and Other Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	56,425,000	102,414,000
Commercial and Other Business Purpose Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	128,096,000	178,417,000
Less allowance for loan losses	(5,507,000)	(13,928,000)
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	9,324,000	12,216,000
Less allowance for loan losses	(1,155,000)	(689,000)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,159,000	2,779,000
Less allowance for loan losses	(20,895,000)	(4,447,000)
Loans Secured by Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,067,088,000	1,321,788,000
Loans Secured by Real Estate [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	756,970,000	893,644,000
Less allowance for loan losses	(21,626,000)	(37,007,000)
Loans Secured by Real Estate [Member] | Residential (including multi-family) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	253,693,000	325,730,000
Less allowance for loan losses	(11,399,000)	(19,328,000)
Loans Secured by Real Estate [Member] | Construction, Land Development and Other Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	56,425,000	102,414,000
Less allowance for loan losses	$ (2,868,000)	$ (10,372,000)